Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Apr. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K – CYBERSECURITY

Risk Management and Strategy

As of the date of the filing of this Annual Report, the Company has information systems in place and has not suffered a “cybersecurity threat” (as defined in Item 106(a) of Regulation S-K) or “cybersecurity incident” (as defined in Item 106(a) of Regulation S-K). Moreover, the Company is aware of the evolution of cybersecurity risks and is taking proactive steps by keeping up to date our information systems and educating our personnel about these risks.

In order to mitigate these risks to a degree, the Company has an in-house IT Director and utilizes Software as a server (SaaS) to monitor and update the Company’s information systems.

The Company has implemented multiple measures to combat and reduce the risk of cybersecurity threats and cybersecurity incidents such as:

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Engaging an IT Director in-house, who is available to respond immediately in the event of any cybersecurity threat or cybersecurity incident;
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Developing internal System Use Policy and Information Security Policy reviewed by the CFO and IT Director and enhancing email scrutiny through a third-party security service provider to identify potential threats;
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Implementing informal educational outreach programs including email reminders to educate staff about certain cybersecurity risks; and
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Engaged a third party consultant to evaluate our Cybersecurity framework
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Perform an annual review with the Audit Committee

Governance

The IT Director monitors cybersecurity risks and potential incidents while following and periodically reviewing the System Use policy and Information Security policy recommending updates to the CFO where needed. The CEO advises the Board of any potential cybersecurity threat and the corresponding mitigation steps needed.

At the time of filing this Annual Report the Company does not have a subcommittee dedicated to cybersecurity. However, as the Company’s situation evolves, the Board will consider increased oversight to manage the risks from cybersecurity threats.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

The IT Director monitors cybersecurity risks and potential incidents while following and periodically reviewing the System Use policy and Information Security policy recommending updates to the CFO where needed. The CEO advises the Board of any potential cybersecurity threat and the corresponding mitigation steps needed.

At the time of filing this Annual Report the Company does not have a subcommittee dedicated to cybersecurity. However, as the Company’s situation evolves, the Board will consider increased oversight to manage the risks from cybersecurity threats.

Cybersecurity Risk Role of Management [Text Block]

The IT Director monitors cybersecurity risks and potential incidents while following and periodically reviewing the System Use policy and Information Security policy recommending updates to the CFO where needed. The CEO advises the Board of any potential cybersecurity threat and the corresponding mitigation steps needed.

At the time of filing this Annual Report the Company does not have a subcommittee dedicated to cybersecurity. However, as the Company’s situation evolves, the Board will consider increased oversight to manage the risks from cybersecurity threats.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The CEO advises the Board of any potential cybersecurity threat and the corresponding mitigation steps needed.However, as the Company’s situation evolves, the Board will consider increased oversight to manage the risks from cybersecurity threats.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	IT Director monitors cybersecurity risks and potential incidents while following and periodically reviewing the System Use policy and Information Security policy recommending updates to the CFO where needed. The CEO advises the Board of any potential cybersecurity threat and the corresponding mitigation steps needed.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

The IT Director monitors cybersecurity risks and potential incidents while following and periodically reviewing the System Use policy and Information Security policy recommending updates to the CFO where needed. The CEO advises the Board of any potential cybersecurity threat and the corresponding mitigation steps needed.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true